Cash and Short-Term Deposits - Schedule of Cash and Cash Equivalents (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and short-term deposits	RM 14,017,250	$ 3,432,403	RM 10,861,937
Pledged Deposits	(1,708,868)	(418,450)	(1,700,892)
Total	RM 12,308,382	$ 3,013,953	RM 9,161,045	$ 2,243,265	RM 1,914,225	RM 370,129